Financial Assets and Liabilities - Financial Assets (Details) - Level 3 - GBP (£) £ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Total financial assets	£ 83,837	£ 65,917
Trade and other receivables
Disclosure of financial assets [line items]
Total financial assets	82,614	65,917
Lease receivables
Disclosure of financial assets [line items]
Total financial assets	£ 1,223	£ 0